Financial instruments	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
Financial instruments

Carrying amounts and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
(in thousands of USD)	Fair value -Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2018

Financial assets measured at fair value
Forward exchange contracts	484	—	—	484	—	484	—	484
Interest rate swaps (Note 19)	7,205	—	—	7,205	—	7,205	—	7,205
Forward cap contracts (Note 19)	725	—	—	725	—	725	—	725
	8,414	—	—	8,414

Financial assets not measured at fair value
Non-current receivables (Note 19)	—	30,728	—	30,728	—	—	26,047	26,047
Trade and other receivables (Note 21) *	—	263,186	—	263,186	—	—	—	—
Cash and cash equivalents	—	173,133	—	173,133	—	—	—	—
	—	467,047	—	467,047

Financial liabilities measured at fair value
Interest rate swaps (Note 16)	1,049	—	—	1,049	—	1,049	—	1,049
	1,049	—	—	1,049

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	1,560,002	1,560,002	—	1,575,196	—	1,575,196
Unsecured other notes (Note 15)	—	—	148,166	148,166	144,156	—	—	144,156
Unsecured other borrowings (Note 15)	—	—	60,342	60,342	—	—	—	—
Trade and other payables (Note 16) *	—	—	79,442	79,442	—	—	—	—
Advances received on contracts (Note 16)	—	—	402	402	—	—	—	—
	—	—	1,848,354	1,848,354

	Carrying amount				Fair value
(in thousands of USD)	Fair value -Hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2019

Financial assets measured at fair value
Forward exchange contracts (Note 15)	1,810	—	—	1,810	—	1,810	—	1,810
Interest rate swaps (Note 19)	382	—	—	382	—	382	—	382
Forward cap contracts (Note 19)	157	—	—	157	—	157	—	157
Commodity derivatives (Note 21)	1,781	—	—	1,781	—	1,781	—	1,781
	4,130	—	—	4,130

Financial assets not measured at fair value
Non-current receivables (Note 19)	—	37,736	—	37,736	—	—	33,455	33,455
Trade and other receivables (Note 21) *	—	224,664	—	224,664	—	—	—	—
Cash and cash equivalents	—	203,636	—	203,636	—	—	—	—
	—	466,036	—	466,036

Financial liabilities measured at fair value
Interest rate swaps (Note 16)	3,546	—	—	3,546	—	3,546	—	3,546
	3,546	—	—	3,546

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	1,360,946	1,360,946	—	1,366,899	—	1,366,899
Unsecured other notes (Note 15)	—	—	198,264	198,264	202,680	—	—	202,680
Unsecured other borrowings (Note 15)	—	—	159,038	159,038	—	—	—	—
Lease liabilities (Note 15)	—	—	88,445	88,445	—	86,420	—	86,420
Trade and other payables (Note 16) *	—	—	88,062	88,062	—	—	—	—
Advances received on contracts (Note 16)	—	—	399	399	—	—	—	—
	—	—	1,895,154	1,895,154

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 20), deferred income and VAT payables (included in other payables) (see Note 16), which are not financial assets (liabilities) are not included.

Measurement of fair values
Valuation techniques and significant unobservable inputs
Level 1 fair value was determined based on the actual trading of the unsecured notes, due in 2022, and the trading price on June 28, 2019. The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Interest rate swaps and commodity contracts
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable

Forward cap contracts
Fair values for both the derivative and the hypothetical derivative will be determined based on a software used to calculate the net present value of the expected cash flows using LIBOR rate curves, futures and basis spreads.
Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Non-current receivables (consisting primarily of shareholders' loans)	Discounted cash flow	Discount rate and forecasted cash flows

Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate

Other financial notes (consisting of unsecured notes)	Not applicable	Not applicable

Transfers between Level 1, 2 and 3
There were no transfers between these levels in 2018 and for the six-month period ended June 30, 2019.

Liquidity risk
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. The sources of financing are diversified and the bulk of the loans are irrevocable, long-term and maturities are spread over different years.

The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2018
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	1,708,168	2,034,794	364,122	1,176,317	494,355
Other borrowings (Note 15)	60,342	60,342	60,342	—	—
Lease liabilities (Note 15)	—	—	—	—	—
Current trade and other payables (Note 16) *	79,442	79,442	79,442	—	—
	1,847,952	2,174,578	503,906	1,176,317	494,355

Derivative financial liabilities
Interest rate swaps	—	2,627	461	1,628	538
Forward exchange contracts	—	—	—	—	—
	—	2,627	461	1,628	538

	Contractual cash flows June 30, 2019
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	1,559,210	1,856,565	220,461	1,201,425	434,679
Other borrowings (Note 15)	159,038	159,038	159,038	—	—
Lease liabilities (Note 15)	88,445	97,008	63,712	30,488	2,808
Current trade and other payables (Note 16) *	88,062	88,062	88,062	—	—
	1,894,755	2,200,672	531,272	1,231,913	437,487

Derivative financial liabilities
Interest rate swaps	—	2,155	412	1,553	191
Forward exchange contracts	—	—	—	—	—
	—	2,155	412	1,553	191

* Deferred income and VAT payables (included in other payables) (see Note 16), which are not financial liabilities, are not included.
The Group has secured bank loans that contain loan covenants. A breach of covenant may require the Group to repay the loan earlier than indicated in the above table. For more details on these covenants, please see "capital management" below.

The interest payments on variable interest rate loans in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above.